Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	EARTHLINK INC
Entity Central Index Key	0001102541
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Amendment Flag	false

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 146,148	$ 157,621
Marketable securities	41,845	42,073
Restricted cash	1,013	1,013
Accounts receivable, net of allowance of $7,872 and $8,580 as of December 31, 2012 and March 31, 2013, respectively	109,953	112,765
Prepaid expenses	19,023	17,171
Deferred income taxes, net	9,902	15,954
Other current assets	24,042	20,303
Total current assets	351,926	366,900
Long-term marketable securities	4,108	4,778
Property and equipment, net	430,928	418,966
Long-term deferred income taxes, net	232,873	195,012
Goodwill	122,715	379,415
Other intangible assets, net	199,446	214,685
Other long-term assets	19,757	19,654
Total assets	1,361,753	1,599,410
Current liabilities:
Accounts payable	17,271	18,792
Accrued payroll and related expenses	22,792	31,003
Other accrued liabilities	143,514	129,572
Deferred revenue	51,287	51,690
Current portion of long-term debt and capital lease obligations	1,399	1,375
Total current liabilities	236,263	232,432
Long-term debt and capital lease obligations	613,666	614,890
Other long-term liabilities	32,455	33,284
Total liabilities	882,384	880,606
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2011 and September 30, 2012	0	0
Common stock, $0.01 par value, 300,000 shares authorized, 196,919 and 197,242 shares issued as of December 31, 2012 and March 31, 2013, respectively, and 106,193 and 105,677 shares outstanding as of December 31, 2011 and September 30, 2012, respectively	1,972	1,969
Additional paid-in capital	2,054,950	2,057,974
Accumulated deficit	(842,563)	(606,148)
Treasury stock, at cost, 94,180 shares as of December 31, 2012 and March 31, 2013	(735,003)	(735,003)
Accumulated other comprehensive income	13	12
Total stockholders' equity	479,369	718,804
Total liabilities and stockholders' equity	$ 1,361,753	$ 1,599,410

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable, Current	$ 8,580	$ 7,872
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000	100,000
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000
Common stock, shares issued	197,242	196,919
Common stock, shares outstanding	103,062	102,739
Treasury stock, shares	94,180	94,180

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues	$ 320,016	$ 344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	154,424	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	108,069	110,069
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Restructuring, acquisition and integration-related costs	11,401	3,521
Total operating costs and expenses	573,994	318,181
Income (loss) from operations	(253,978)	26,195
Interest expense and other, net	(14,556)	(15,758)
Income (loss) before income taxes	(268,534)	10,437
Income tax (provision) benefit	32,119	(3,174)
Net income (loss)	(236,415)	7,263
Net income (loss) per share
Basic (in dollars per share)	$ (2.3)	$ 0.07
Diluted (in dollars per share)	$ (2.3)	$ 0.07
Weighted average common shares outstanding
Basic (in shares)	102,913	106,258
Diluted (in shares)	102,913	106,926
Dividends declared per share (in dollars per share)	$ 0.05	$ 0.05
Comprehensive income (loss)	$ (236,414)	$ 7,277

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (236,415)	$ 7,263
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Loss (gain) on disposals and sales of fixed assets	(175)	502
Non-cash income taxes	(32,248)	1,244
Stock-based Compensation	3,969	2,672
Amortization of debt discount, premium and issuance costs	(414)	(494)
Other operating activities	(210)	(219)
Decrease in accounts receivable, net	2,638	6,924
Decrease (increase) in prepaid expenses and other assets	(5,961)	3,965
(Decrease) increase in accounts payable and accrued and other liabilities	1,034	(746)
Decrease in deferred revenue	(474)	(154)
Net cash provided by operating activities	31,844	66,211
Cash flows from investing activities:
Purchases of property and equipment	(42,454)	(31,775)
Purchases of marketable securities	(15,792)	(19,187)
Sales and maturities of marketable securities	16,690	0
Purchase of customer relationships	(1,195)	0
Change in restricted cash	0	718
Other investing activities	0	32
Net cash used in investing activities	(42,751)	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(381)	(415)
Payment of dividends	(199)	(5,441)
Proceeds from exercises of stock options	0	46
Other financing activities	14	31
Net cash used in financing activities	(566)	(5,779)
Net increase (decrease) in cash and cash equivalents	(11,473)	10,220
Cash and cash equivalents, beginning of period	157,621	211,783
Cash and cash equivalents, end of period	$ 146,148	$ 222,003

Organization	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization

EarthLink, Inc. (“EarthLink” or the “Company”), together with its consolidated subsidiaries, is a leading network, communications and IT services provider to business and residential customers in the United States. The Company operates two reportable segments, Business Services and Consumer Services. The Company’s Business Services segment provides a broad range of data, voice and IT services to retail and wholesale business customers. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to residential customers. The Company operates an extensive network including approximately 29,400 route fiber miles, 90 metro fiber rings and eight enterprise-class data centers that provide IP coverage across more than 90 percent of the United States. For further information concerning the Company’s reportable segments, see Note 14, “Segment Information.”

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements of EarthLink for the three months ended March 31, 2012 and 2013 and the related footnote information are unaudited and have been prepared on a basis consistent with the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 as filed with the Securities and Exchange Commission (the “SEC”) (the “Annual Report”).

These financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto contained in the Annual Report.  In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) which management considers necessary to present fairly the Company’s financial position, results of operations and cash flows for the interim periods presented.  The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results anticipated for the entire year ending December 31, 2013.

Basis of Consolidation

The accompanying condensed consolidated financial statements of EarthLink include the accounts of its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results may differ from those estimates.

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation.

Earnings per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

The Company presents a dual presentation of basic and diluted earnings per share. Basic earnings per share represents net income (loss) divided by the weighted average number of common shares outstanding during the reported period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, including stock options and restricted stock units (collectively “Common Stock Equivalents”), were exercised, vested or converted into common stock. The dilutive effect, if any, of outstanding stock options and restricted stock units is reflected in diluted earnings per share by application of the treasury stock method. In applying the treasury stock method for stock-based compensation arrangements, the assumed proceeds are computed as the sum of the amount the employee must pay upon exercise, the amount of compensation cost attributed to future services and not yet recognized and the amount of excess tax benefits, if any, that would be credited to additional paid-in capital assuming exercise of the awards.

The following table sets forth the computation for basic and diluted net income (loss) per share for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands, except per share data)
Numerator
Net income (loss)	$7,263	$(236,415)
Denominator
Basic weighted average common shares outstanding	106,258	102,913
Dilutive effect of Common Stock Equivalents	668	—
Diluted weighted average common shares outstanding	106,926	102,913

Basic net income (loss) per share	$0.07	$(2.30)
Diluted net income (loss) per share	$0.07	$(2.30)

During the three months ended March 31, 2012, approximately 2.4 million stock options and restricted stock units were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive.  Anti-dilutive securities could be dilutive in future periods. The Company has not included the effect of Common Stock Equivalents in the calculation of diluted earnings per share for the three months ended March 31, 2013 because such inclusion would have an anti-dilutive effect due to the Company's net loss.

Acquisitions Acquisitions	3 Months Ended
Mar. 31, 2013
Acquisitions [Abstract]
Acquisitions
Acquisitions

On April 1, 2011, EarthLink completed its acquisition of One Communications Corp. (“One Communications”), a privately-held integrated telecommunications solutions provider serving customers in the northeast, mid-Atlantic and upper midwest sections of the United States. The fair value of consideration transferred was $39.9 million which consisted of $20.0 million in cash and $19.9 million for the issuance of EarthLink common stock. The assets acquired and liabilities assumed of One Communications were recognized at their acquisition date fair values, which included $87.4 million of goodwill. Approximately 59% of the goodwill is deductible for income tax purposes.
Pursuant to the terms of the merger agreement, the aggregate merger consideration included $13.5 million (combination of cash and approximately 0.8 million shares of common stock) deposited into an escrow account to secure potential post-closing adjustments to the aggregate consideration relating to working capital and other similar adjustments. As of December 31, 2012, approximately $1.4 million of cash and 0.2 million shares of common stock valued at $1.4 million had been returned to EarthLink. During the three months ended March 31, 2013, an arbitrator made a final decision with respect to the post-closing working capital adjustments. Pursuant to the arbitrator's decision, the Company will receive an additional $1.9 million of cash and 0.2 million shares of common stock valued at $1.3 million from the escrow account.

Restructuring, Acquisition and Integration-Related Costs	3 Months Ended
Mar. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring, Acquisition and Integration-Related Costs
Restructuring, Acquisition and Integration-Related Costs

Restructuring, acquisition and integration-related costs consist of costs related to EarthLink’s restructuring, acquisition and integration-related activities. Such costs include: 1) severance and retention costs; 2) integration-related costs, such as system conversion, rebranding costs and integration-related consulting and employee costs; 3) transaction-related costs, which are direct costs incurred to effect a business combination, such as advisory, legal, accounting, valuation and other professional fees; and 4) facility-related costs, such as lease termination and asset impairments. Restructuring, acquisition and integration-related costs are expensed in the period in which the costs are incurred and the services are received and are included in restructuring, acquisition and integration-related costs in the Condensed Consolidated Statements of Comprehensive Income (Loss).  Restructuring, acquisition and integration-related costs consisted of the following during the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Severance and retention costs	$1,547	$4,727
Integration-related costs	1,151	5,002
Transaction-related costs	839	104
Facility-related costs	165	1,568
Legacy plan restructuring costs	(181)	—
Restructuring, acquisition and integration-related costs	$3,521	$11,401

During the three months ended March 31, 2013, the Company restructured its sales organization in order to better meet the needs of the IT services market, which resulted in a reduction in the Company's sales workforce and some office closings. As a result, the Company recorded $2.2 million of severance costs and $0.6 million of facility-related costs, which is included in restructuring, acquisition and integration-related costs in the Condensed Consolidated Statement of Comprehensive Loss.

Investments in Marketable Securities	3 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Marketable Securities
Investments in Marketable Securities

The Company’s marketable securities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Corporate debt securities	$30,181	$31,412
Government and agency securities	5,314	5,188
Commercial paper	9,293	8,291
Certificates of deposit	1,552	—
Municipal bonds	511	1,062
Total marketable securities	46,851	45,953
Less: classified as current	(42,073)	(41,845)
Total long-term marketable securities	$4,778	$4,108

Marketable securities consist of investments with original maturities greater than three months the date of acquisition. Marketable securities with maturities less than one year from the balance sheet date are classified as short-term marketable securities. Marketable securities with maturities greater than one year from the balance sheet date are classified as long-term marketable securities. As of March 31, 2013, all of the Company's long-term marketable securities were due within one to two years. These investments primarily consist of corporate debt securities, government and agency notes (which include U.S. treasury securities and government-sponsored debt securities), commercial paper, certificates of deposit and municipal bonds. These securities are classified as available for sale. Available-for-sale securities are carried at fair value, with any unrealized gains and losses, net of tax, included in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity and in total comprehensive income (loss). Amounts reclassified out of accumulated other comprehensive income into earnings are determined on a specific identification basis. Realized gains and losses on marketable securities are determined on a specific identification basis and included in interest expense and other, net, in the Condensed Consolidated Statements of Comprehensive Income (Loss).

The following tables summarize gross unrealized gains and losses as of December 31, 2012 and March 31, 2013 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$30,173	$—	$8	$30,181
Government and agency securities	5,311	—	3	5,314
Commercial paper	9,292	—	1	9,293
Certificates of deposit	1,552	—	—	1,552
Municipal bonds	511	—	—	511
	$46,839	$—	$12	$46,851

	As of March 31, 2013
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$31,401	$(4)	$15	$31,412
Government and agency securities	5,187	—	1	5,188
Commercial paper	8,291	—	—	8,291
Municipal bonds	1,061	—	1	1,062
	$45,940	$(4)	$17	$45,953

Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill by operating segment during the three months ended March 31, 2013 were as follows:

	Consumer Services Segment	Business Services Segment	Total
	(in thousands)
Balance as of December 31, 2012
Goodwill	$88,920	$378,373	$467,293
Accumulated impairment loss	—	(87,878)	(87,878)
	88,920	290,495	379,415

Goodwill impairment	—	(256,700)	(256,700)

Balance as of March 31, 2013
Goodwill	88,920	378,373	467,293
Accumulated impairment loss	—	(344,578)	(344,578)
	$88,920	$33,795	$122,715

Other Intangible Assets

The following table presents the components of the Company’s acquired identifiable intangible assets included in the accompanying Condensed Consolidated Balance Sheets as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in thousands)
Customer relationships	$361,961	$(160,513)	$201,448	$363,156	$(175,148)	$188,008
Developed technology and software	24,311	(14,801)	9,510	24,311	(15,818)	8,493
Trade names	9,121	(6,345)	2,776	9,121	(6,978)	2,143
Other	1,800	(849)	951	1,800	(998)	802
	$397,193	$(182,508)	$214,685	$398,388	$(198,942)	$199,446

Definite-lived intangible assets are amortized over their estimated useful lives. The Company’s customer relationships are being amortized using the straight-line method to match the estimated cash flow generated by such assets, and the developed technology and trade names are being amortized using the straight-line method because a pattern to which the expected benefits will be consumed or otherwise used up could not be reliably determined. As of March 31, 2013, the weighted average amortization periods were 5.3 years for customer relationships, 3.9 years for developed technology and software, 3.3 years for trade names and 4.4 years for other identifiable intangible assets.

Amortization of intangible assets, which is included in depreciation and amortization in the Condensed Consolidated Statements of Comprehensive Income (Loss), for the three months ended March 31, 2012 and 2013 was as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Amortization expense	$17,680	$16,434

Based on the current amount of definite-lived intangible assets, the Company expects to record amortization expense of approximately $49.2 million during the remaining nine months in the year ending December 31, 2013 and $61.3 million, $59.3 million, $28.5 million, and $1.1 million during the years ending December 31, 2014, 2015, 2016, and 2017, respectively. Actual amortization expense to be reported in future periods could differ materially from these estimates as a result of acquisitions, changes in useful lives and other relevant factors.

Impairment of Goodwill
During the three months ended March 31, 2013, the Company recognized a $256.7 million non-cash impairment charge to goodwill related to its Business Services reporting unit. The impairment was based on an analysis of a number of factors after a decline in the Company's market capitalization following the announcement of its fourth quarter 2012 earnings and 2013 financial guidance. The primary factor contributing to the impairment was a change in the discount rate and market multiples as a result of the change in these market conditions, both key assumptions used in the determination of fair value.
The Company tests its goodwill annually during the fourth quarter of each fiscal year or when events or changes in circumstances indicate that goodwill might be impaired. The Company's stock price and market capitalization declined during the three months ended March 31, 2013 following the announcement in mid-February 2013 of the Company's fourth quarter 2012 earnings and 2013 financial guidance. As a result of the sustained decrease in stock price and market capitalization, the Company performed an interim goodwill test in conjunction with the preparation of its financial statements for the three months ended March 31, 2013.

Impairment testing of goodwill is required at the reporting unit level and involves a two-step process. The Company identified two reporting units for evaluating goodwill, which were Business Services and Consumer Services. Each of these reporting units constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results. The first step of the impairment test involves comparing the estimated fair values of the Company's reporting units with the reporting units' carrying amounts, including goodwill. The Company estimated the fair values of its reporting units based on weighting of the income and market approaches. These models use significant unobservable inputs, or Level 3 inputs, as defined by the fair value hierarchy. Under the income approach, the fair value of the reporting unit was estimated based on the present value of estimated cash flows using a discounted cash flow method. The significant assumptions used in the discounted cash flow method included internal forecasts and projections developed by management for planning purposes, available industry/market data, strategic plans, discount rates and the growth rate to calculate the terminal value. Under the market approach, the fair value was estimated using the guideline company method. The Company selected guideline companies in the industry where each reporting unit operates.

Upon completion of the first step, the Company determined that the carrying value of its Business Services reporting unit exceeded its estimated fair value, so a second step was performed to compare the carrying amount of goodwill to the implied fair value of that goodwill. The implied fair value of goodwill for the Business Services reporting unit was determined in the same manner as utilized to recognize goodwill in a business combination. To determine the implied value of goodwill, estimated fair values were allocated to the identifiable assets and liabilities of the Business Services reporting unit as of March 31, 2013. The implied fair value of goodwill was measured as the excess of the fair value of the Business Services reporting unit over the amounts assigned to its identifiable assets and liabilities. The impairment loss of $256.7 million during the three months ended March 31, 2013 was measured as the amount the carrying value of goodwill exceeded the implied fair value of the goodwill. Of this amount, $49.3 million was deductible for tax purposes. Approximately $33.8 million of goodwill attributable to the Business Services reporting unit remains as of March 31, 2013. The Company is still finalizing the second step of its goodwill impairment test. As such, the measurement of the impairment loss is an estimate and may require adjustment in a subsequent reporting period.

Other Accrued Liabilities	3 Months Ended
Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities Disclosure
Other Accrued Liabilities

Other accrued liabilities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Accrued taxes and surcharges	$33,016	$32,352
Accrued communications costs	39,174	32,486
Accrued interest	11,066	25,589
Amounts due to customers	15,913	17,451
Facility exit and restructuring liabilities	3,211	3,865
Other	27,192	31,771
Total other accrued liabilities	$129,572	$143,514

Long-Term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt and Capital Lease Obligations
Long-Term Debt and Capital Lease Obligations

The Company’s long-term debt and capital lease obligations consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
ITC^DeltaCom senior secured notes due April 2016	$292,300	$292,300
Unamortized premium on ITC^DeltaCom senior secured notes due April 2016	15,694	14,605
EarthLink senior notes due May 2019	300,000	300,000
Unamortized discount on EarthLink senior notes due May 2019	(8,818)	(8,563)
Capital lease obligations	17,089	16,723
Carrying value of debt and capital lease obligations	616,265	615,065
Less current portion of debt and capital lease obligations	(1,375)	(1,399)
Long-term debt and capital lease obligations	$614,890	$613,666

ITC^DeltaCom Senior Secured Notes due April 2016

General.  In connection with the EarthLink’s acquisition of ITC^DeltaCom, Inc. (“ITC^DeltaCom”) in December 2010, EarthLink assumed ITC^DeltaCom’s outstanding $325.0 million aggregate principal amount of 10.5% senior secured notes due on April 1, 2016 (the “ITC^DeltaCom Notes”). The ITC^DeltaCom Notes were not repaid or guaranteed by EarthLink.  The ITC^DeltaCom Notes were recorded at acquisition date fair value, which was based on publicly-quoted market prices. The resulting debt premium of $26.3 million is being amortized over the remaining life of the ITC^DeltaCom Notes using the effective interest method.

Under the indenture for the ITC^DeltaCom Notes, following the consummation of the acquisition, ITC^DeltaCom was required to offer to repurchase any or all of the ITC^DeltaCom Notes at 101% of their principal amount.  The tender window was open from December 20, 2010 through January 18, 2011. As a result, approximately $0.2 million outstanding principal amount of the ITC^DeltaCom Notes was repurchased in January 2011. The remaining ITC^DeltaCom Notes remain outstanding as obligations of ITC^DeltaCom and its subsidiaries.

The ITC^DeltaCom Notes accrue interest at a rate of 10.5% per year. Interest on the ITC^DeltaCom Notes is payable semi-annually in cash in arrears on April 1 and October 1 of each year. The ITC^DeltaCom Notes will mature on April 1, 2016.

Redemption.  ITC^DeltaCom may redeem some or all of the ITC^DeltaCom Notes, at any time before April 1, 2013, at a redemption price equal to 100% of their principal amount plus a “make-whole” premium. ITC^DeltaCom may redeem some or all of the ITC^DeltaCom Notes at any time on or after April 1, 2013, at specified redemption prices declining from 105.250% to 100% of their principal amount. In addition, before April 1, 2013, ITC^DeltaCom may redeem up to 35% of the aggregate principal amount of the ITC^DeltaCom Notes at a redemption price equal to 110.5% of their principal amount with the net proceeds of certain equity offerings. During any 12-month period before April 1, 2013, ITC^DeltaCom may redeem up to 10% of the aggregate principal amount of the ITC^DeltaCom Notes at a redemption price equal to 103% of their principal amount.

In December 2012, the Company exercised its right to call for the redemption of 10% of the aggregate principal amount of its outstanding ITC^DeltaCom Notes. The Company redeemed $32.5 million aggregate principal amount of the ITC^DeltaCom Notes on December 6, 2012. The redemption price was equal to 103% of the principal amount thereof, plus accrued and unpaid interest. Upon completion of the redemption, $292.3 million aggregate principal amount of the ITC^DeltaCom Notes remained outstanding. The Company recognized an $0.8 million gain on redemption.

If (1) ITC^DeltaCom sells certain of its assets and does not either (a) apply the net sale proceeds to repay indebtedness under the ITC^DeltaCom Notes or other indebtedness secured on a first-priority basis or (b) reinvest the net sale proceeds in its business or (2) ITC^DeltaCom experiences a change of control, ITC^DeltaCom may be required to offer to purchase ITC^DeltaCom Notes from holders at 100% of their principal amount, in the case of a sale of assets, or 101% of their principal amount, in the case of a change of control. ITC^DeltaCom would be required to pay accrued and unpaid interest, if any, on the ITC^DeltaCom Notes redeemed or purchased in each of the foregoing events of redemption or purchase.

Ranking and guaranty. The ITC^DeltaCom Notes are ITC^DeltaCom’s general senior obligations and rank equally in right of payment with any future senior indebtedness. The ITC^DeltaCom Notes are secured on a first-priority basis, along with any future pari passu secured obligations, subject to specified exceptions and permitted liens, by substantially all of the assets of ITC^DeltaCom and its subsidiaries that are deemed to be restricted subsidiaries under the indenture governing the ITC^DeltaCom Notes. Currently all of ITC^DeltaCom’s subsidiaries are deemed to be restricted subsidiaries under the indenture.

The ITC^DeltaCom Notes are guaranteed on a senior secured basis by each of ITC^DeltaCom’s restricted subsidiaries on the initial issue date of the ITC^DeltaCom Notes and will be guaranteed on a senior secured basis by each future domestic restricted subsidiary, other than certain excluded subsidiaries, and by any foreign restricted subsidiary that guarantees any indebtedness of ITC^DeltaCom or any domestic restricted subsidiary. The guarantees are the subsidiary guarantors’ general senior obligations and rank equally in right of payment with all of the subsidiary guarantors’ existing and future senior indebtedness.

Covenants. The indenture governing the ITC^DeltaCom Notes contains covenants that, among other things, limit ITC^DeltaCom’s ability, and the ability of ITC^DeltaCom’s restricted subsidiaries, to incur additional indebtedness, create liens, pay dividends on, redeem or repurchase ITC^DeltaCom’s capital stock, make investments or repay subordinated indebtedness, engage in sale-leaseback transactions, enter into transactions with affiliates, sell assets, create restrictions on dividends and other payments to ITC^DeltaCom from its subsidiaries, issue or sell stock of subsidiaries and engage in mergers and consolidations. All of the covenants are subject to a number of important qualifications and exceptions under the indenture. As of March 31, 2013, ITC^DeltaCom was in compliance with all of its covenants.

EarthLink Senior Notes due May 2019

General.  In May 2011, the Company completed a private placement of $300.0 million aggregate principal amount of 8-7/8% Senior Notes due 2019 (the “Senior Notes”).  The Senior Notes were issued at 96.555% of their principal amount, resulting in gross proceeds of approximately $289.7 million and net proceeds of $280.2 million after deducting transaction fees of $9.5 million. In September 2011, in accordance with the registration rights granted to the original purchasers of the Senior Notes, the Company completed an exchange offer of the privately placed Senior Notes for new 8-7/8% Senior Notes due 2019 registered with the SEC with substantially identical terms to the original Senior Notes.

The Senior Notes accrue interest at a rate of 8-7/8% per year, payable on May 15 and November 15 of each year, commencing on November 15, 2011. The Senior Notes will mature on May 15, 2019.

Redemption.  The Company may redeem the Senior Notes, in whole or in part, (i) from May 15, 2015 until May 15, 2016 at a price equal to 104.438% of the principal amount of the Senior Notes redeemed; (ii) from May 15, 2016 until May 15, 2017 at a price equal to 102.219% of the principal amount of the Senior Notes redeemed; and (iii) from May 15, 2017 at a price equal to 100% of the principal amount of the Senior Notes redeemed, in each case plus accrued and unpaid interest.  Prior to May 15, 2015, the Company may also redeem the Senior Notes, in whole or in part, at a price equal to 100% of the aggregate principal amount of the Senior Notes to be redeemed plus a make-whole premium and accrued and unpaid interest.  In addition, prior to May 15, 2014, the Company may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings at a price equal to 108.875% of the principal amount of the Senior Notes redeemed, plus accrued and unpaid interest.

Ranking and guaranty. The Senior Notes and the related guarantees of certain of the Company’s wholly-owned subsidiaries (the “Guarantors”) are the Company’s and the Guarantors’ unsecured senior obligations and rank equally with all of the Company’s and the Guarantors’ other senior indebtedness.

Covenants. The indenture governing the Senior Notes includes covenants which, subject to certain exceptions, limit the ability of the Company and its Restricted Subsidiaries (as defined in the indenture) to, among other things, incur additional indebtedness, make certain types of restricted payments, incur liens on assets of the Company or the Restricted Subsidiaries, engage in asset sales and enter into transactions with affiliates. Upon a change of control (as defined in the indenture), the Company may be required to make an offer to repurchase the Notes at 101% of their principal amount, plus accrued and unpaid interest. The indenture governing the Senior Notes also contains customary events of default. As of March 31, 2013, the Company was in compliance with these covenants.

Revolving Credit Facility

General.  On May 20, 2011, the Company entered into a credit agreement (the “Credit Agreement”) providing for a senior secured revolving credit facility with aggregate revolving commitments of $150.0 million. The senior secured revolving credit facility terminates on May 20, 2015, and all amounts outstanding thereunder shall be due and payable in full.  The Company paid $1.9 million of transaction fees related to the new senior secured revolving credit facility, which are being amortized to interest expense over the life of the credit facility using the straight-line method. Commitment fees and borrowing costs under this facility vary and are based the Company’s most recent Consolidated Leverage Ratio (as defined in the Credit Agreement).  As of March 31, 2013, the Company’s Commitment Fee was 0.375% and the Company’s borrowing cost would be LIBOR plus 2.50% for LIBOR Rate Loans and the Base Rate plus 1.50% for Base Rate Loans. No loans were outstanding under the senior secured revolving credit facility as of March 31, 2013. However, $1.6 million of letters of credit were outstanding under the facility’s Letter of Credit Sublimit as of March 31, 2013.

Prepayment. The Company may prepay the senior secured revolving credit facility in whole or in part at any time without premium or penalty, subject to reimbursement of the lenders’ breakage and redeployment costs in the case of prepayment of LIBOR borrowings. The Company may irrevocably reduce or terminate the unutilized portion of the senior secured revolving credit facility at any time without penalty.

Covenants. The Credit Agreement contains representations and warranties, covenants, and events of default with respect to the Company and its subsidiaries that are customarily applicable to senior secured credit facilities.  However, such covenants will not apply to ITC^DeltaCom and its subsidiaries until the earlier of (i) the repayment or refinancing in full of the ITC^DeltaCom Notes or (ii) the date ITC^DeltaCom and its U.S. subsidiaries become guarantors of the senior secured revolving credit facility.  ITC^DeltaCom is not currently a guarantor under the senior secured revolving credit facility. The negative covenants contained in the Credit Agreement include restrictions on the ability of the Company and its subsidiaries to, among other things, incur additional indebtedness, incur liens on assets, engage in certain mergers, acquisitions or divestitures, pay dividends or make other distributions, voluntarily prepay certain other indebtedness (including certain prepayments of the Company’s existing notes and the ITC^DeltaCom Notes), enter into transactions with affiliates, make investments, and change the nature of their businesses, and amend the terms of certain other indebtedness (including the Company’s existing notes and the ITC^DeltaCom Notes), in each case subject to certain exceptions set forth in the Credit Agreement.

Additionally, the Credit Agreement requires the Company to maintain a maximum consolidated leverage ratio and a minimum consolidated interest coverage ratio (as defined in the Credit Agreement). As of March 31, 2013, the Company was in compliance with these covenants. As a result of an increase in capital expenditures, the Company may not satisfy the minimum consolidated interest coverage ratio within the next twelve months. Based on discussion with the administrative agent for the Credit Agreement, the Company believes it would be able to amend the Credit Agreement to permit compliance with this covenant. However, if the Company breached this covenant, it would not be able to access funds under the revolving credit facility. This would not impact the Company's results of operations as no amounts are drawn under the credit facility. However, it would provide the Company with less flexibility for strategic transactions and other potential business needs.

Capital Lease Obligations

The Company maintains capital leases relating to indefeasible right-to-use agreements, vehicles and equipment. Depreciation expense related to assets under capital leases is included in depreciation and amortization expense in the Condensed Consolidated Statements of Comprehensive Income (Loss).

Stockholders' Equity	3 Months Ended
Mar. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity

Share Repurchases

Since the inception of the Company’s share repurchase program, the Board of Directors has authorized a total of $750.0 million for the repurchase of EarthLink’s common stock. As of March 31, 2013, the Company had $73.5 million available under the current authorizations. The Company may repurchase its common stock from time to time in compliance with the Securities and Exchange Commission’s regulations and other legal requirements, including through the use of derivative transactions, and subject to market conditions and other factors. The share repurchase program does not require the Company to acquire any specific number of shares and may be terminated by the Board of Directors at any time.

The Company did not repurchase any of its common stock pursuant to its share repurchase program during the three months ended March 31, 2012 and 2013.

Dividends

During the three months ended March 31, 2012 and 2013, cash dividends declared were $0.05 and $0.05 per common share, respectively. The Company also pays cash dividend amounts on each outstanding restricted stock unit to be paid at the time the restricted stock unit vests. Cash dividend amounts are forfeited if the restricted stock units do not vest. Total dividend payments were $5.4 million and $0.2 million during the three months ended March 31, 2012 and 2013, respectively. The Company currently intends to pay regular quarterly dividends on its common stock.  Any decision to declare future dividends will be made at the discretion of the Board of Directors and will depend on, among other things, the Company’s results of operations, financial condition, cash requirements, investment opportunities and other factors the Board of Directors may deem relevant. In addition, the agreements governing the Company’s Senior Notes and senior secured revolving credit facility contain restrictions on the amount of dividends the Company can pay.

Stock-Based Compensation	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

The Company measures compensation cost for all stock awards at fair value on the date of grant and recognizes compensation expense over the requisite service period for awards expected to vest. The Company estimates the fair value of stock options using the Black-Scholes valuation model, and determines the fair value of restricted stock units based on the quoted price of EarthLink’s common stock on the date of grant. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. For performance-based awards, the Company recognizes expense over the requisite service period, net of estimated forfeitures, using the accelerated attribution method when it is probable that the performance measure will be achieved. The estimate of awards that will ultimately vest requires significant judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical employee attrition rates. Actual results, and future changes in estimates, may differ substantially from the Company’s current estimates.

Stock-based compensation expense was $2.7 million and $4.0 million during the three months ended March 31, 2012 and 2013, respectively.  The Company has classified stock-based compensation expense within selling, general and administrative expense, the same operating expense line item as cash compensation paid to employees.

Stock Incentive Plans

The Company has granted options and restricted stock units to employees and non-employee directors to purchase the Company’s common stock under various stock incentive plans. Under the plans, employees and non-employee directors are eligible to receive awards of various forms of equity-based incentive compensation, including stock options, restricted stock, restricted stock units, phantom share units and performance awards, among others. The plans are administered by the Board of Directors or the Leadership and Compensation Committee of the Board of Directors, which determine the terms of the awards granted. Stock options are generally granted with an exercise price equal to the closing market value of EarthLink, Inc. common stock on the date of grant, have a term of ten years or less, and vest over terms of four years from the date of grant. Restricted stock units are granted with various vesting terms that range from one to three years from the date of grant.

Options Outstanding

The following table summarizes stock option activity as of and for the three months ended March 31, 2013:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(shares and dollars in thousands)
Outstanding as of December 31, 2012	3,723	$8.12
Granted	2,301	6.08
Forfeited and expired	(165)	7.49
Outstanding as of March 31, 2013	5,859	7.34	7.8	$—
Vested and expected to vest as of March 31, 2013	5,667	$7.36	7.7	$—
Exercisable as of March 31, 2013	2,033	$8.58	4.5	$—

The aggregate intrinsic value amounts in the table above represent the closing price of the Company’s common stock on March 31, 2013 in excess of the exercise price, multiplied by the number of stock options outstanding, exercisable or vested and expected to vest, when the closing price is greater than the exercise price. This represents the amount that would have been received by the stock option holders if they had all exercised their stock options on March 31, 2013. The total intrinsic value of options exercised during the three months ended March 31, 2012 and 2013 was $13,000 and $0, respectively. The intrinsic value of stock options exercised represents the difference between the market value of Company’s common stock at the time of exercise and the exercise price, multiplied by the number of stock options exercised.  As of March 31, 2013, there was $5.6 million of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 3.3 years.

The following table summarizes the status of the Company’s stock options as of March 31, 2013:

						Stock Options
Stock Options Outstanding						Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average		Average
Range of			Number	Contractual	Exercise	Number	Exercise
Exercise Prices			Outstanding	Life	Price	Exercisable	Price
			(in thousands)			(in thousands)
$6.08	to	$6.08	2,302	9.9	$6.08	—	$—
6.31	to	6.98	104	4.1	6.89	104	6.89
7.02	to	7.32	324	4.2	7.27	324	7.27
7.51	to	7.51	1,975	8.9	7.51	553	7.51
7.64	to	8.96	196	6.2	8.34	94	8.21
9.01	to	9.24	247	1.6	9.03	247	9.03
9.48	to	9.89	292	2.6	9.51	292	9.51
10.36	to	11.82	419	2.3	10.60	419	10.60
$6.08	to	$11.82	5,859	7.8	$7.34	2,033	$8.58

The fair value of stock options granted during the three months ended March 31, 2013 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Three Months Ended
March 31, 2013
Dividend yield	3.29%
Expected volatility	31.20%
Risk-free interest rate	0.88%
Expected life	5 years

The weighted average grant date fair value of options granted during the three months ended March 31, 2013 was $1.19 per share. The dividend yield assumption was based on the Company's history of dividend payouts at the time of grant. The expected volatility was based on a combination of the Company's historical stock price and implied volatility. The selection of implied volatility data to estimate expected volatility was based upon the availability of prices for actively traded options on the Company's stock. The risk-free interest rate assumption was based upon the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding.

Restricted Stock Units

The following table summarizes restricted stock unit activity as of and for the three months ended March 31, 2013:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)
Outstanding as of December 31, 2012	2,981	$7.90
Granted	2,148	6.08
Vested	(547)	8.23
Forfeited	(285)	7.54
Outstanding as of March 31, 2013	4,297	$6.97

The fair value of restricted stock units is determined based on the closing price of EarthLink’s common stock on the grant date. The weighted-average grant date fair value of restricted stock units granted during the three months ended March 31, 2012 and 2013 was $7.51 and $6.08, respectively.  As of March 31, 2013, there was $25.3 million of total unrecognized compensation cost related to nonvested restricted stock units. That cost is expected to be recognized over a weighted-average period of 2.2 years. The total fair value of shares vested during the three months ended March 31, 2012 and 2013 was $3.8 million, which represents the closing price of the Company’s common stock on the vesting date multiplied by the number of restricted stock units that vested.

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following table presents the components of the income tax (provision) benefit for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Current provision	$(1,930)	$(129)
Deferred (provision) benefit	(1,244)	32,248
Total income tax (provision) benefit	$(3,174)	$32,119

The income tax provision for the three months ended March 31, 2013 represents an effective rate of 12%, including tax expense of $0.2 million for discrete items, which represents (.06)% of the effective tax rate.  The effective rate differs from the federal statutory rate of 35% primarily because of the impairment of non-deductible goodwill, as well as state taxes. The discrete expense for the three months ended March 31, 2013 relates to stock based compensation, prior year state tax items and additional penalties and interest related to uncertain tax positions. The current tax provision for the three months ended March 31, 2013 was due to the prior year state tax items and penalties and interest related to uncertain tax positions. The non-cash deferred tax benefit was due primarily to net operating loss carryforwards and the impairment of tax deductible goodwill.

Valuation allowance. The Company has a valuation allowance of $38.6 million against certain deferred tax assets. Of this amount, approximately $31.6 million relates to net operating losses generated by the tax benefits of stock-based compensation. The valuation allowance will be removed upon utilization of these net operating losses by the Company as an adjustment to additional paid-in-capital.  Approximately $6.6 million relates to net operating losses in certain jurisdictions where the Company believes it is not “more likely than not” to be realized in future periods. In addition, valuation allowance of $0.4 million was established in 2010 relating to stock compensation deferred tax assets.

To the extent the Company reports income in future periods, the Company intends to use its net operating loss carryforwards to the extent available to offset taxable income and reduce cash outflows for income taxes.  The Company’s ability to use its federal and state net operating loss carryforwards and federal and state tax credit carryforwards may be subject to restrictions attributable to equity transactions in the future resulting from changes in ownership as defined under the Internal Revenue Code.

The Company recognizes deferred tax assets and liabilities using tax rates in effect for the years in which temporary differences are expected to reverse, including net operating loss carryforwards. Management assesses the realizability of deferred tax assets and records a valuation allowance if it is more-likely-than-not that all or a portion of the deferred tax assets will not be realized. The Company considers the probability of future taxable income and our historical profitability, among other factors, in assessing the amount of the valuation allowance. Significant judgment is involved in this determination, including projections of future taxable income. Changes in these estimates and assumptions could materially affect the amount of valuation allowance. Adjustments could be required in the future if it is estimated that the amount of deferred tax assets that are "more-likely-than-not" able to be realized is more or less than the net amount recorded. Any change in the valuation allowance could have the effect of increasing and/or decreasing stockholders' equity or the income tax provision in the statement of comprehensive income (loss).

Uncertain tax positions.  The Company has identified its federal tax return and its state tax returns in Alabama, California, Florida, Georgia, Massachusetts, New York and North Carolina as material tax jurisdictions for purposes of calculating its uncertain tax positions.  The Company believes that its income tax filing positions and deductions through the period ended March 31, 2013 will not result in a material adverse effect on the Company's financial condition, results of operations or cash flow. The Company's policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. As of March 31, 2013, $0.7 million of interest and $0.8 million of penalties had been accrued.

There has been no change in the amount of unrecognized tax benefits for the three months ended March 31, 2013. Within the next twelve months, it is reasonably possible that approximately $1.0 million of the total uncertain tax positions recorded will reverse, primarily due to the expiration of statutes of limitation in various jurisdictions.

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value.  These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as observable inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets measured at fair value on a recurring basis

As of December 31, 2012 and March 31, 2013, the Company held certain assets that are required to be measured at fair value on a recurring basis.  These included the Company’s cash equivalents and marketable securities. The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012 and March 31, 2013:

			Fair Value Measurements as of December 31, 2012 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$27,854	$27,854	$27,854	$—	$—
Corporate debt securities	30,181	30,181	—	30,181	—
Government and agency securities	5,314	5,314	—	5,314	—
Commercial paper	9,293	9,293	—	9,293	—
Certificates of deposit	1,552	1,552	—	1,552	—
Municipal bonds	511	511	—	511	—
Total	$74,705	$74,705	$27,854	$46,851	$—

			Fair Value Measurements as of March 31, 2013 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$43,800	$43,800	$43,800	$—	$—
Corporate debt securities	31,412	31,412	—	31,412	—
Government and agency securities	5,188	5,188	—	5,188	—
Commercial paper	8,291	8,291	—	8,291	—
Municipal bonds	1,062	1,062	—	1,062	—
Total	$89,753	$89,753	$43,800	$45,953	$—

As of December 31, 2012 and March 31, 2013, the Company classified its cash equivalents within Level 1 because these securities were valued based on quoted market prices in active markets. The Company classified its government and agency securities, corporate debt securities, commercial paper and certificates of deposit within Level 2 because these securities were valued based on quoted prices in markets that are less active, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The Company utilizes an independent pricing service to assist in obtaining fair-value pricing for its Level 2 securities.  Where observable market data is available, the pricing service will use a weighted average price from a variety of data providers.  Where observable market data is not readily available, the pricing service will use a pricing model appropriate to the type and structure of the security.  The Company periodically evaluates the reasonableness of these models.

Fair value of debt

The estimated fair values of the Company’s Senior Notes and ITC^DeltaCom Notes were determined based on Level 1 input using quoted prices in active markets. The following table presents the fair value of the Company’s debt, excluding capital leases, as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012		As of March 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(in thousands)
ITC^DeltaCom senior notes	$307,994	$306,915	$306,905	$306,915
EarthLink senior notes	291,182	315,000	291,437	304,500
Total debt, excluding capital leases	$599,176	$621,915	$598,342	$611,415

Segment Information	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company reports segment information along the same lines that its chief executive officer reviews its operating results in assessing performance and allocating resources. The Company operates two reportable segments, Business Services and Consumer Services. The Company’s Business Services segment provides a broad range of data, voice and IT services to retail and wholesale business customers. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to residential customers.

The Company evaluates performance of its segments based on segment operating income. Segment operating income includes revenues from external customers, related cost of revenues and operating expenses directly attributable to the segment, which include costs over which segment managers have direct discretionary control, such as advertising and marketing programs, customer support expenses, operations expenses, product development expenses, certain technology and facilities expenses, billing operations and provisions for doubtful accounts. Segment operating income excludes other income and expense items and certain expenses over which segment managers do not have discretionary control. Costs excluded from segment operating income include various corporate expenses (consisting of certain costs such as corporate management, human resources, finance and legal), depreciation and amortization, impairment of goodwill and intangible assets, restructuring, acquisition and integration-related costs, and stock-based compensation expense, as they are not considered in the measurement of segment performance.

Information on reportable segments and a reconciliation to consolidated income from operations for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Revenues	$260,264	$247,791
Cost of revenues (excluding depreciation and amortization)	131,818	129,477
Gross margin	128,446	118,314
Direct segment operating expenses	86,024	86,003
Segment operating income	$42,422	$32,311
Consumer Services
Revenues	$84,112	$72,225
Cost of revenues (excluding depreciation and amortization)	27,519	24,947
Gross margin	56,593	47,278
Direct segment operating expenses	16,399	12,482
Segment operating income	$40,194	$34,796
Consolidated
Revenues	$344,376	$320,016
Cost of revenues	159,337	154,424
Gross margin	185,039	165,592
Direct segment operating expenses	102,423	98,485
Segment operating income	82,616	67,107
Depreciation and amortization	45,254	43,400
Impairment of goodwill	—	256,700
Restructuring, acquisition and integration-related costs	3,521	11,401
Corporate operating expenses	7,646	9,584
Income (loss) from operations	$26,195	$(253,978)

The Company manages its working capital on a consolidated basis and does not allocate long-lived assets to segments. In addition, segment assets are not reported to, or used by, the chief operating decision maker and therefore, total segment assets have not been disclosed.

The Company has not provided information about geographic segments because substantially all of the Company’s revenues, results of operations and identifiable assets are in the United States.

Information on revenues by groups of similar services and by segment for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Retail services	$214,935	$201,081
Wholesale services	36,942	38,858
Other services	8,387	7,852
Total revenues	260,264	247,791
Consumer Services
Access services	71,767	60,740
Value-added services	12,345	11,485
Total revenues	84,112	72,225
Total Revenues	$344,376	$320,016

The Company’s Business Services segment earns revenue by providing a broad range of data, voice and IT services to retail and wholesale business customers. The Company presents its Business Services revenue in the following three categories: (1) retail services, which includes data, voice and IT services provided to business customers; (2) wholesale services, which includes the sale of transmission capacity to other telecommunications carriers; and (3) other services, which includes the sale of customer premises equipment and web hosting. The Company's IT services, which are included within its retail services, include data centers, virtualization, security, applications, premises-based solutions, managed solutions and support services. Revenues generally consist of recurring monthly charges for such services; usage fees; installation fees; and termination fees.

The Company’s Consumer Services segment earns revenue by providing nationwide Internet access and related value-added services. The Company presents its Consumer Services revenue in the following two categories: (1) access services, which includes narrowband and broadband Internet access services and (2) value-added services, which includes revenues from ancillary services sold as add-on features to EarthLink’s Internet access services, such as security products, premium email only, home networking, email storage and Internet call waiting; search revenues; and advertising revenues. Revenues generally consist of recurring monthly charges for such services; usage fees; installation fees; termination fees; and fees for equipment.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Legal proceedings and other disputes

General. The Company is party to various legal proceedings and other disputes arising in the normal course of business, including, but not limited to, regulatory audits, trademark and patent infringement, billing disputes, rights of access, tax, consumer protection, employment and tort. The Company accrues for such matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Where it is probable that a liability has been incurred and there is a range of expected loss for which no amount in the range is more likely than any other amount, the Company accrues at the low end of the range. The Company reviews its accruals each reporting period.
The Company's management believes that there are no disputes, litigation or other legal proceedings, audits or disputes asserted or pending against the Company that could have, individually or in the aggregate, a material adverse effect on its financial position, results of operations or cash flows, and believes that adequate provision for any probable and estimable losses has been made in the Company's condensed consolidated financial statements. However, the ultimate result of any current or future litigation or other legal proceedings, audits or disputes is inherently unpredictable and could result in liabilities that are higher than currently predicted.

Regulatory audits. The Company is subject to regulatory audits in the ordinary course of business with respect to various matters, including audits by the Universal Service Administrative Company on universal service fund assessments and payments. These audits can cover periods for several years prior to the date the audit is undertaken and could result in the imposition of liabilities, interest and penalties if the Company's positions are not accepted by the auditing entity. The Company's financial statements contain reserves for certain of such potential liabilities.
Patents. From time to time, the Company receives notices of infringement of patent rights from parties claiming to own patents related to certain of the Company's services and products. While the Company has been subject to these disputes in the past, the number has increased since the acquisitions of ITC^DeltaCom and One Communications. Certain of these claims are made by patent holding companies that are not operating companies. The alleging parties generally seek royalty payments for prior use as well as future royalty streams. Most of these matters are in preliminary stages. The Company intends to vigorously defend its position with respect to all of these matters.
Billing disputes. The Company is periodically involved in disputes related to its billings to other carriers for access to its network. The Company does not recognize revenue related to such matters until the period that it is reasonably assured of the collection of these claims. In the event that a claim is made related to revenues previously recognized, the Company assesses the validity of the claim and adjusts the amount of revenue being recognized to the extent that the claim adjustment is considered probable and estimable.
     The Company periodically disputes network access charges that it is assessed by other companies with which the Company interconnects. The Company maintains adequate reserves for anticipated exposure associated with these billing disputes. The reserves are subject to changes in estimates and management judgment as new information becomes available. In view of the length of time historically required to resolve these disputes, they may be resolved or require adjustment in future periods and relate to costs invoiced, accrued or paid in prior periods. While the Company believes its reserves for billing disputes are adequate, the Company could record additional expense of up to $5.3 million for unrecorded disputed amounts.
 Regulation
The Company's services are subject to varying degrees of federal, state and local regulation. These regulations are subject to ongoing proceedings at federal and state administrative agencies or within state and federal judicial systems. Results of these proceedings could change, in varying degrees, the manner in which the Company operates. The Company cannot predict the outcome of these proceedings or their effect on the Company's industry generally or upon the Company specifically.

Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

In May 2013, the Company completed a private placement of $300.0 million aggregate principal amount of 7.375% Senior Secured Notes Due 2020 (the “Original Senior Secured Notes”). The Original Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by each of the Company's existing and future domestic subsidiaries other than certain excluded future subsidiaries (the “Guarantor Subsidiaries”). Pursuant to a registration rights agreement, the Company is required to register an identical series of notes (the “Exchange Senior Secured Notes”) with the SEC and to offer to exchange those registered Exchange Senior Secured Notes for the Original Senior Secured Notes. The Exchange Senior Secured Notes will also be guaranteed by the Guarantor Subsidiaries. In connection with the registration of the Exchange Senior Notes and related guarantees, the Company will be required to provide the financial information in respect of those notes set forth under Rule 3-10 of Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”).

In May 2013, the Company also entered into a supplemental indenture governing the Company's 8.875% Senior Notes due 2019 to add the Company's subsidiary ITC^DeltaCom, Inc. and its subsidiaries as guarantors under the indenture governing these Senior Notes. ITC^DeltaCom, Inc. and its subsidiaries were the only Company subsidiaries that did not previously guarantee the Senior Notes. Accordingly, the Company's Senior Notes are now fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by the Guarantor Subsidiaries, including ITC^DeltaCom, Inc. and its subsidiaries.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to Rule 3-10. The Parent column represents EarthLink's stand-alone results and its investment in all of its subsidiaries presented using the equity method of accounting. The Guarantor Subsidiaries are presented in a separate column and represent all the Guarantor Subsidiaries on a combined basis. Intercompany eliminations and consolidations are shown in a separate column. Included in this column are: 1) amounts for impairment of goodwill recognized at a consolidated level that are not required or permitted in the separate stand-alone financial statements of the subsidiaries; 2) amounts for income taxes recognized at a consolidated level that are not required or permitted in the separate stand-alone financial statements of the subsidiaries, including the determination of the need for a valuation allowance; and 3) intercompany revenue and cost of revenue eliminations. Certain amounts in the prior period condensed consolidating balance sheet have been revised to conform with the current period presentation. The condensed consolidating financial information is presented in the following tables (in thousands):
Condensed Consolidating Balance Sheet
As of March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$104,481	$41,667	$—	$146,148
Marketable securities	41,845	—	—	41,845
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,014	100,939	—	109,953
Prepaid expenses	5,577	13,446	—	19,023
Deferred income taxes, net	(445)	4,412	5,935	9,902
Due from affiliates	93,582	6,821	(100,403)	—
Other current assets	4,389	20,176	(523)	24,042
Total current assets	258,443	188,474	(94,991)	351,926
Long-term marketable securities	4,108	—	—	4,108
Property and equipment, net	25,753	405,175	—	430,928
Long-term deferred income taxes, net	(9,347)	89,900	152,320	232,873
Goodwill	88,920	290,495	(256,700)	122,715
Purchased intangible assets, net	—	199,446	—	199,446
Investment in subsidiaries	633,376	—	(633,376)	—
Other long-term assets	8,633	10,601	523	19,757
Total assets	$1,009,886	$1,184,091	$(832,224)	$1,361,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,043	$14,228	$—	$17,271
Accrued payroll and related expenses	3,761	19,031	—	22,792
Other accrued liabilities	36,522	106,992	—	143,514
Deferred revenue	13,502	37,785	—	51,287
Due to affiliates	—	100,403	(100,403)	—
Current portion of debt and capital lease obligations	87	1,312	—	1,399
Total current liabilities	56,915	279,751	(100,403)	236,263
Long-term debt and capital lease obligations	291,766	321,900	—	613,666
Other long-term liabilities	3,218	29,237	—	32,455
Total liabilities	351,899	630,888	(100,403)	882,384
Stockholders’ equity:
Common stock	1,972	—	—	1,972
Additional paid-in capital	2,054,950	891,033	(891,033)	2,054,950
Accumulated deficit	(663,945)	(337,830)	159,212	(842,563)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	13	—	—	13
Total stockholders’ equity	657,987	553,203	(731,821)	479,369
Total liabilities and stockholders’ equity	$1,009,886	$1,184,091	$(832,224)	$1,361,753
Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,932	8,788	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,218	(112,419)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	71,656	110,935	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	655,951	—	(655,951)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,023,440	$1,233,405	$(657,435)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,508	—	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,452	(121,207)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	30,145	—	33,284
Total liabilities	343,860	657,953	(121,207)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	888,677	(888,677)	2,057,974
Accumulated deficit	(645,372)	(313,225)	352,449	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	679,580	575,452	(536,228)	718,804
Total liabilities and stockholders’ equity	$1,023,440	$1,233,405	$(657,435)	$1,599,410
Condensed Consolidating Statement of Comprehensive Loss
Three Months Ended March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$77,102	$245,146	$(2,232)	$320,016
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	130,440	(2,232)	154,424
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	86,004	—	108,069
Depreciation and amortization	1,620	41,780	—	43,400
Impairment of goodwill	—	—	256,700	256,700
Restructuring, acquisition and integration-related costs	3,552	7,849	—	11,401
Total operating costs and expenses	53,453	266,073	254,468	573,994
Income (loss) from operations	23,649	(20,927)	(256,700)	(253,978)
Interest expense and other, net	(6,729)	(7,827)	—	(14,556)
Equity in losses of subsidiaries	(24,605)	—	24,605	—
Loss before income taxes	(7,685)	(28,754)	(232,095)	(268,534)
Income tax (provision) benefit	(10,888)	4,149	38,858	32,119
Net loss	$(18,573)	$(24,605)	$(193,237)	$(236,415)

Comprehensive loss	$(18,572)	$(24,605)	$(193,237)	$(236,414)

Condensed Consolidating Statement of Comprehensive Income (Loss)
Three Months Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$89,893	$256,303	$(1,820)	$344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	29,014	132,143	(1,820)	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	24,042	86,027	—	110,069
Depreciation and amortization	1,925	43,329	—	45,254
Restructuring, acquisition and integration-related costs	1,786	1,735	—	3,521
Total operating costs and expenses	56,767	263,234	(1,820)	318,181
Income (loss) from operations	33,126	(6,931)	—	26,195
Interest expense and other, net	(6,474)	(9,284)	—	(15,758)
Equity in losses of subsidiaries	(11,191)	—	11,191	—
Income (loss) before income taxes	15,461	(16,215)	11,191	10,437
Income tax (provision) benefit	(9,414)	5,024	1,216	(3,174)
Net income (loss)	$6,047	$(11,191)	$12,407	$7,263

Comprehensive income (loss)	$6,061	$(11,191)	$12,407	$7,277
Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$35,541	$(3,697)	$—	$31,844
Cash flows from investing activities:
Purchases of property and equipment	(2,043)	(40,411)	—	(42,454)
Purchases of marketable securities	(15,792)	—	—	(15,792)
Sales and maturities of marketable securities	16,690	—	—	16,690
Purchase of customer relationships	—	(1,195)	—	(1,195)
Net cash used in investing activities	(1,145)	(41,606)	—	(42,751)
Cash flows from financing activities:
Principal payments under capital lease obligations	(28)	(353)	—	(381)
Payment of dividends	(199)	—	—	(199)
Other	—	14	—	14
Net cash used in financing activities	(227)	(339)	—	(566)
Net increase (decrease) in cash and cash equivalents	34,169	(45,642)	—	(11,473)
Cash and cash equivalents, beginning of period	70,312	87,309	—	157,621
Cash and cash equivalents, end of period	$104,481	$41,667	$—	$146,148
s
Three Months Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$24,748	$41,463	$—	$66,211
Cash flows from investing activities:
Purchases of property and equipment	(4,316)	(27,459)	—	(31,775)
Purchases of marketable securities	(19,187)	—	—	(19,187)
Change in restricted cash	—	718	—	718
Other	16	16	—	32
Net cash used in investing activities	(23,487)	(26,725)	—	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(9)	(406)	—	(415)
Payment of dividends	(5,441)	—	—	(5,441)
Proceeds from exercises of stock options	46	—	—	46
Change in due to/from affiliates, net	(8,006)	8,006	—	—
Other	—	31	—	31
Net cash (used in) provided by financing activities	(13,410)	7,631	—	(5,779)
Net (decrease) increase in cash and cash equivalents	(12,149)	22,369	—	10,220
Cash and cash equivalents, beginning of period	148,363	63,420	—	211,783
Cash and cash equivalents, end of period	$136,214	$85,789	$—	$222,003

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The condensed consolidated financial statements of EarthLink for the three months ended March 31, 2012 and 2013 and the related footnote information are unaudited and have been prepared on a basis consistent with the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 as filed with the Securities and Exchange Commission (the “SEC”) (the “Annual Report”).

These financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto contained in the Annual Report.  In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) which management considers necessary to present fairly the Company’s financial position, results of operations and cash flows for the interim periods presented.  The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results anticipated for the entire year ending December 31, 2013.

Basis of Consolidation
Basis of Consolidation

The accompanying condensed consolidated financial statements of EarthLink include the accounts of its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results may differ from those estimates.

Reclassifications	Reclassifications Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation.

Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of computation for basic and diluted net income per share
The following table sets forth the computation for basic and diluted net income (loss) per share for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands, except per share data)
Numerator
Net income (loss)	$7,263	$(236,415)
Denominator
Basic weighted average common shares outstanding	106,258	102,913
Dilutive effect of Common Stock Equivalents	668	—
Diluted weighted average common shares outstanding	106,926	102,913

Basic net income (loss) per share	$0.07	$(2.30)
Diluted net income (loss) per share	$0.07	$(2.30)

Restructuring, Acquisition and Integration-Related Costs (Tables)	3 Months Ended
Mar. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring, Acquisition and Integration-Related Costs
Restructuring, acquisition and integration-related costs consisted of the following during the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Severance and retention costs	$1,547	$4,727
Integration-related costs	1,151	5,002
Transaction-related costs	839	104
Facility-related costs	165	1,568
Legacy plan restructuring costs	(181)	—
Restructuring, acquisition and integration-related costs	$3,521	$11,401

Investments in Marketable Securities (Tables)	3 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities
The Company’s marketable securities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Corporate debt securities	$30,181	$31,412
Government and agency securities	5,314	5,188
Commercial paper	9,293	8,291
Certificates of deposit	1,552	—
Municipal bonds	511	1,062
Total marketable securities	46,851	45,953
Less: classified as current	(42,073)	(41,845)
Total long-term marketable securities	$4,778	$4,108

Schedule of gross unrealized gains and losses on marketable securities designated as available-for-sale
The following tables summarize gross unrealized gains and losses as of December 31, 2012 and March 31, 2013 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$30,173	$—	$8	$30,181
Government and agency securities	5,311	—	3	5,314
Commercial paper	9,292	—	1	9,293
Certificates of deposit	1,552	—	—	1,552
Municipal bonds	511	—	—	511
	$46,839	$—	$12	$46,851

	As of March 31, 2013
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$31,401	$(4)	$15	$31,412
Government and agency securities	5,187	—	1	5,188
Commercial paper	8,291	—	—	8,291
Municipal bonds	1,061	—	1	1,062
	$45,940	$(4)	$17	$45,953

Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by operating segment during the three months ended March 31, 2013 were as follows:

	Consumer Services Segment	Business Services Segment	Total
	(in thousands)
Balance as of December 31, 2012
Goodwill	$88,920	$378,373	$467,293
Accumulated impairment loss	—	(87,878)	(87,878)
	88,920	290,495	379,415

Goodwill impairment	—	(256,700)	(256,700)

Balance as of March 31, 2013
Goodwill	88,920	378,373	467,293
Accumulated impairment loss	—	(344,578)	(344,578)
	$88,920	$33,795	$122,715

Schedule of gross carrying value and accumulated amortization by major intangible asset
The following table presents the components of the Company’s acquired identifiable intangible assets included in the accompanying Condensed Consolidated Balance Sheets as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in thousands)
Customer relationships	$361,961	$(160,513)	$201,448	$363,156	$(175,148)	$188,008
Developed technology and software	24,311	(14,801)	9,510	24,311	(15,818)	8,493
Trade names	9,121	(6,345)	2,776	9,121	(6,978)	2,143
Other	1,800	(849)	951	1,800	(998)	802
	$397,193	$(182,508)	$214,685	$398,388	$(198,942)	$199,446

Schedule of amortization of intangible assets included in depreciation and amortization
Amortization of intangible assets, which is included in depreciation and amortization in the Condensed Consolidated Statements of Comprehensive Income (Loss), for the three months ended March 31, 2012 and 2013 was as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Amortization expense	$17,680	$16,434

Other Accrued Liabilities Other Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities
Other accrued liabilities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Accrued taxes and surcharges	$33,016	$32,352
Accrued communications costs	39,174	32,486
Accrued interest	11,066	25,589
Amounts due to customers	15,913	17,451
Facility exit and restructuring liabilities	3,211	3,865
Other	27,192	31,771
Total other accrued liabilities	$129,572	$143,514

Long-Term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt and capital lease obligations
The Company’s long-term debt and capital lease obligations consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
ITC^DeltaCom senior secured notes due April 2016	$292,300	$292,300
Unamortized premium on ITC^DeltaCom senior secured notes due April 2016	15,694	14,605
EarthLink senior notes due May 2019	300,000	300,000
Unamortized discount on EarthLink senior notes due May 2019	(8,818)	(8,563)
Capital lease obligations	17,089	16,723
Carrying value of debt and capital lease obligations	616,265	615,065
Less current portion of debt and capital lease obligations	(1,375)	(1,399)
Long-term debt and capital lease obligations	$614,890	$613,666

Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option activity
The following table summarizes stock option activity as of and for the three months ended March 31, 2013:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(shares and dollars in thousands)
Outstanding as of December 31, 2012	3,723	$8.12
Granted	2,301	6.08
Forfeited and expired	(165)	7.49
Outstanding as of March 31, 2013	5,859	7.34	7.8	$—
Vested and expected to vest as of March 31, 2013	5,667	$7.36	7.7	$—
Exercisable as of March 31, 2013	2,033	$8.58	4.5	$—

Summary of the status of stock options by exercise price range
The following table summarizes the status of the Company’s stock options as of March 31, 2013:

						Stock Options
Stock Options Outstanding						Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average		Average
Range of			Number	Contractual	Exercise	Number	Exercise
Exercise Prices			Outstanding	Life	Price	Exercisable	Price
			(in thousands)			(in thousands)
$6.08	to	$6.08	2,302	9.9	$6.08	—	$—
6.31	to	6.98	104	4.1	6.89	104	6.89
7.02	to	7.32	324	4.2	7.27	324	7.27
7.51	to	7.51	1,975	8.9	7.51	553	7.51
7.64	to	8.96	196	6.2	8.34	94	8.21
9.01	to	9.24	247	1.6	9.03	247	9.03
9.48	to	9.89	292	2.6	9.51	292	9.51
10.36	to	11.82	419	2.3	10.60	419	10.60
$6.08	to	$11.82	5,859	7.8	$7.34	2,033	$8.58

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock options granted during the three months ended March 31, 2013 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Three Months Ended
March 31, 2013
Dividend yield	3.29%
Expected volatility	31.20%
Risk-free interest rate	0.88%
Expected life	5 years

Restricted stock unit activity
The following table summarizes restricted stock unit activity as of and for the three months ended March 31, 2013:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)
Outstanding as of December 31, 2012	2,981	$7.90
Granted	2,148	6.08
Vested	(547)	8.23
Forfeited	(285)	7.54
Outstanding as of March 31, 2013	4,297	$6.97

Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The following table presents the components of the income tax (provision) benefit for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Current provision	$(1,930)	$(129)
Deferred (provision) benefit	(1,244)	32,248
Total income tax (provision) benefit	$(3,174)	$32,119

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012 and March 31, 2013:

			Fair Value Measurements as of December 31, 2012 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$27,854	$27,854	$27,854	$—	$—
Corporate debt securities	30,181	30,181	—	30,181	—
Government and agency securities	5,314	5,314	—	5,314	—
Commercial paper	9,293	9,293	—	9,293	—
Certificates of deposit	1,552	1,552	—	1,552	—
Municipal bonds	511	511	—	511	—
Total	$74,705	$74,705	$27,854	$46,851	$—

			Fair Value Measurements as of March 31, 2013 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$43,800	$43,800	$43,800	$—	$—
Corporate debt securities	31,412	31,412	—	31,412	—
Government and agency securities	5,188	5,188	—	5,188	—
Commercial paper	8,291	8,291	—	8,291	—
Municipal bonds	1,062	1,062	—	1,062	—
Total	$89,753	$89,753	$43,800	$45,953	$—

Schedule of fair value of debt excluding capital leases
The following table presents the fair value of the Company’s debt, excluding capital leases, as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012		As of March 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(in thousands)
ITC^DeltaCom senior notes	$307,994	$306,915	$306,905	$306,915
EarthLink senior notes	291,182	315,000	291,437	304,500
Total debt, excluding capital leases	$599,176	$621,915	$598,342	$611,415

Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of information on reportable segments and a reconciliation to consolidated income from operations
Information on reportable segments and a reconciliation to consolidated income from operations for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Revenues	$260,264	$247,791
Cost of revenues (excluding depreciation and amortization)	131,818	129,477
Gross margin	128,446	118,314
Direct segment operating expenses	86,024	86,003
Segment operating income	$42,422	$32,311
Consumer Services
Revenues	$84,112	$72,225
Cost of revenues (excluding depreciation and amortization)	27,519	24,947
Gross margin	56,593	47,278
Direct segment operating expenses	16,399	12,482
Segment operating income	$40,194	$34,796
Consolidated
Revenues	$344,376	$320,016
Cost of revenues	159,337	154,424
Gross margin	185,039	165,592
Direct segment operating expenses	102,423	98,485
Segment operating income	82,616	67,107
Depreciation and amortization	45,254	43,400
Impairment of goodwill	—	256,700
Restructuring, acquisition and integration-related costs	3,521	11,401
Corporate operating expenses	7,646	9,584
Income (loss) from operations	$26,195	$(253,978)

Schedule of information on revenues by groups of similar services and by segment
Information on revenues by groups of similar services and by segment for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Retail services	$214,935	$201,081
Wholesale services	36,942	38,858
Other services	8,387	7,852
Total revenues	260,264	247,791
Consumer Services
Access services	71,767	60,740
Value-added services	12,345	11,485
Total revenues	84,112	72,225
Total Revenues	$344,376	$320,016

Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet
As of March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$104,481	$41,667	$—	$146,148
Marketable securities	41,845	—	—	41,845
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,014	100,939	—	109,953
Prepaid expenses	5,577	13,446	—	19,023
Deferred income taxes, net	(445)	4,412	5,935	9,902
Due from affiliates	93,582	6,821	(100,403)	—
Other current assets	4,389	20,176	(523)	24,042
Total current assets	258,443	188,474	(94,991)	351,926
Long-term marketable securities	4,108	—	—	4,108
Property and equipment, net	25,753	405,175	—	430,928
Long-term deferred income taxes, net	(9,347)	89,900	152,320	232,873
Goodwill	88,920	290,495	(256,700)	122,715
Purchased intangible assets, net	—	199,446	—	199,446
Investment in subsidiaries	633,376	—	(633,376)	—
Other long-term assets	8,633	10,601	523	19,757
Total assets	$1,009,886	$1,184,091	$(832,224)	$1,361,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,043	$14,228	$—	$17,271
Accrued payroll and related expenses	3,761	19,031	—	22,792
Other accrued liabilities	36,522	106,992	—	143,514
Deferred revenue	13,502	37,785	—	51,287
Due to affiliates	—	100,403	(100,403)	—
Current portion of debt and capital lease obligations	87	1,312	—	1,399
Total current liabilities	56,915	279,751	(100,403)	236,263
Long-term debt and capital lease obligations	291,766	321,900	—	613,666
Other long-term liabilities	3,218	29,237	—	32,455
Total liabilities	351,899	630,888	(100,403)	882,384
Stockholders’ equity:
Common stock	1,972	—	—	1,972
Additional paid-in capital	2,054,950	891,033	(891,033)	2,054,950
Accumulated deficit	(663,945)	(337,830)	159,212	(842,563)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	13	—	—	13
Total stockholders’ equity	657,987	553,203	(731,821)	479,369
Total liabilities and stockholders’ equity	$1,009,886	$1,184,091	$(832,224)	$1,361,753

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,932	8,788	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,218	(112,419)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	71,656	110,935	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	655,951	—	(655,951)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,023,440	$1,233,405	$(657,435)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,508	—	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,452	(121,207)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	30,145	—	33,284
Total liabilities	343,860	657,953	(121,207)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	888,677	(888,677)	2,057,974
Accumulated deficit	(645,372)	(313,225)	352,449	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	679,580	575,452	(536,228)	718,804
Total liabilities and stockholders’ equity	$1,023,440	$1,233,405	$(657,435)	$1,599,410

Schedule of Condensed Consolidating Statements of Comprehensive Income (Loss)

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$89,893	$256,303	$(1,820)	$344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	29,014	132,143	(1,820)	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	24,042	86,027	—	110,069
Depreciation and amortization	1,925	43,329	—	45,254
Restructuring, acquisition and integration-related costs	1,786	1,735	—	3,521
Total operating costs and expenses	56,767	263,234	(1,820)	318,181
Income (loss) from operations	33,126	(6,931)	—	26,195
Interest expense and other, net	(6,474)	(9,284)	—	(15,758)
Equity in losses of subsidiaries	(11,191)	—	11,191	—
Income (loss) before income taxes	15,461	(16,215)	11,191	10,437
Income tax (provision) benefit	(9,414)	5,024	1,216	(3,174)
Net income (loss)	$6,047	$(11,191)	$12,407	$7,263

Comprehensive income (loss)	$6,061	$(11,191)	$12,407	$7,277

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$77,102	$245,146	$(2,232)	$320,016
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	130,440	(2,232)	154,424
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	86,004	—	108,069
Depreciation and amortization	1,620	41,780	—	43,400
Impairment of goodwill	—	—	256,700	256,700
Restructuring, acquisition and integration-related costs	3,552	7,849	—	11,401
Total operating costs and expenses	53,453	266,073	254,468	573,994
Income (loss) from operations	23,649	(20,927)	(256,700)	(253,978)
Interest expense and other, net	(6,729)	(7,827)	—	(14,556)
Equity in losses of subsidiaries	(24,605)	—	24,605	—
Loss before income taxes	(7,685)	(28,754)	(232,095)	(268,534)
Income tax (provision) benefit	(10,888)	4,149	38,858	32,119
Net loss	$(18,573)	$(24,605)	$(193,237)	$(236,415)

Comprehensive loss	$(18,572)	$(24,605)	$(193,237)	$(236,414)

Schedule of Condensed Consolidating Statements of Cash Flows

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$35,541	$(3,697)	$—	$31,844
Cash flows from investing activities:
Purchases of property and equipment	(2,043)	(40,411)	—	(42,454)
Purchases of marketable securities	(15,792)	—	—	(15,792)
Sales and maturities of marketable securities	16,690	—	—	16,690
Purchase of customer relationships	—	(1,195)	—	(1,195)
Net cash used in investing activities	(1,145)	(41,606)	—	(42,751)
Cash flows from financing activities:
Principal payments under capital lease obligations	(28)	(353)	—	(381)
Payment of dividends	(199)	—	—	(199)
Other	—	14	—	14
Net cash used in financing activities	(227)	(339)	—	(566)
Net increase (decrease) in cash and cash equivalents	34,169	(45,642)	—	(11,473)
Cash and cash equivalents, beginning of period	70,312	87,309	—	157,621
Cash and cash equivalents, end of period	$104,481	$41,667	$—	$146,148

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$24,748	$41,463	$—	$66,211
Cash flows from investing activities:
Purchases of property and equipment	(4,316)	(27,459)	—	(31,775)
Purchases of marketable securities	(19,187)	—	—	(19,187)
Change in restricted cash	—	718	—	718
Other	16	16	—	32
Net cash used in investing activities	(23,487)	(26,725)	—	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(9)	(406)	—	(415)
Payment of dividends	(5,441)	—	—	(5,441)
Proceeds from exercises of stock options	46	—	—	46
Change in due to/from affiliates, net	(8,006)	8,006	—	—
Other	—	31	—	31
Net cash (used in) provided by financing activities	(13,410)	7,631	—	(5,779)
Net (decrease) increase in cash and cash equivalents	(12,149)	22,369	—	10,220
Cash and cash equivalents, beginning of period	148,363	63,420	—	211,783
Cash and cash equivalents, end of period	$136,214	$85,789	$—	$222,003

Organization (Details)	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	2
Number of route fiber miles	29,400
Number of metro fiber rings	90
Number of enterprise-class data centers	8
Minimum percentage of IP coverage in United States	90.00%

Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net income (loss)	$ (236,415)	$ 7,263
Denominator
Basic weighted average common shares outstanding	102,913,000	106,258,000
Dilutive effect of Common Stock Equivalents (in shares)	0	668,000
Diluted weighted average common shares outstanding	102,913,000	106,926,000
Net income (loss) per share
Basic net income (loss) per share (in dollars per share)	$ (2.3)	$ 0.07
Diluted net income (loss) per share (in dollars per share)	$ (2.3)	$ 0.07
Antidilutive securities
Stock options and restricted stock units excluded from the calculation of diluted earnings per share		2,400,000

Acquisitions Acquisitions (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2011	Mar. 31, 2013	Dec. 31, 2012	Apr. 02, 2011
Acquisitions [Abstract]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net				$ 39,900,000
Business Acquisition, Cost of Acquired Entity, Cash Paid				20,000,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable				19,900,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount				87,400,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		49,300,000		0.59
Business Acquisition, Cost of Acquired Entity, Escrow Deposit Used to Fund Post Closing Employment Related Obligations	13,500,000
Business Acquisition Cost of Acquired Entity Escrow Deposit Used to Fund Post Closing Employment Related Obligations Shares	0.8
BusinessAcquisitionCashEscrowReturned		(1,900,000)	1,400,000
BusinessAcquisitionShareEscrowReturnedShares		(200,000)	200,000
BusinessAcquisitionShareEscrowReturnedValue		$ (1,300,000)	$ 1,400,000

Restructuring, Acquisition and Integration-Related Costs Restructuring, Acquisition and Integration-Related Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Severance and retention costs	$ 4,727	$ 1,547
Integration-related Costs	5,002	1,151
Transaction-related Costs	104	839
Facility-related Costs	1,568	165
Legacy plan restructuring costs	0	(181)
Restructuring, acquisition and integration-related costs	$ 11,401	$ 3,521

Restructuring, Acquisition and Integration-Related Costs Restructuring, Acquisition and Integration-Related Costs (Details2) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Severance Costs	$ 2.2
Other Restructuring Costs	$ 0.6

Investments in Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	$ 45,953	$ 46,851
Available-for-sale Securities, Current	(41,845)	(42,073)
Available-for-sale Securities, Noncurrent	4,108	4,778
Available-for-sale Securities, Amortized Cost Basis	45,940	46,839
Available-for-sale Securities, Gross Unrealized Losses	4	0
Available-for-sale Securities, Gross Unrealized Gains	17	12
Marketable securities	45,953	46,851
Marketable Securities Classification Minimum Maturity	3 months
Marketable Securities Classification, Maximum Maturity	1 year
Marketable Securities Classification Noncurrent Minimum Maturity	1 year
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	31,412	30,181
Available-for-sale Securities, Amortized Cost Basis	5,187	5,311
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	1	3
Marketable securities	5,188	5,314
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	5,188	5,314
Available-for-sale Securities, Amortized Cost Basis	31,401	30,173
Available-for-sale Securities, Gross Unrealized Losses	4	0
Available-for-sale Securities, Gross Unrealized Gains	15	8
Marketable securities	31,412	30,181
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	8,291	9,293
Available-for-sale Securities, Amortized Cost Basis	8,291	9,292
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	0	1
Marketable securities	8,291	9,293
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	0	1,552
Available-for-sale Securities, Amortized Cost Basis		1,552
Available-for-sale Securities, Gross Unrealized Losses		0
Available-for-sale Securities, Gross Unrealized Gains		0
Marketable securities		1,552
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	1,062	511
Available-for-sale Securities, Amortized Cost Basis	1,061	511
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	1	0
Marketable securities	$ 1,062	$ 511

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	$ 467,293
Balance of accumulated impairment loss at the beginning of the period	(87,878)
Balance of goodwill at the beginning of the period	379,415
Impairment of goodwill	(256,700)	0
Balance of goodwill, gross at the end of the period	467,293
Balance of accumulated impairment loss at the end of the period	(344,578)
Balance of goodwill at the end of the period	122,715
Consumer Services Segment
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	88,920
Balance of accumulated impairment loss at the beginning of the period	0
Balance of goodwill at the beginning of the period	88,920
Impairment of goodwill	0
Balance of goodwill, gross at the end of the period	88,920
Balance of accumulated impairment loss at the end of the period	0
Balance of goodwill at the end of the period	88,920
Business Services Segment
Changes in the carrying amount of goodwill
Balance of goodwill, gross at the beginning of the period	378,373
Balance of accumulated impairment loss at the beginning of the period	(87,878)
Balance of goodwill at the beginning of the period	290,495
Impairment of goodwill	256,700
Balance of goodwill, gross at the end of the period	378,373
Balance of accumulated impairment loss at the end of the period	(344,578)
Balance of goodwill at the end of the period	$ 33,795

Goodwill and Other Intangible Assets (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Apr. 02, 2011
Intangible assets subject to amortization:
Gross Carrying Value	$ 398,388,000		$ 397,193,000
Accumulated Amortization	(198,942,000)		(182,508,000)
Net Carrying Value	199,446,000		214,685,000
Amortization of intangible assets	16,434,000	17,680,000
Future amortization expense of definite-lived intangible assets
Remainder of 2013	49,200,000
2014	61,300,000
2015	59,300,000
2016	28,500,000
2017	1,100,000
Impairment of goodwill	256,700,000	0
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	49,300,000			0.59
Goodwill	122,715,000		379,415,000
Customer relationships
Intangible assets subject to amortization:
Gross Carrying Value	363,156,000		361,961,000
Accumulated Amortization	(175,148,000)		(160,513,000)
Net Carrying Value	188,008,000		201,448,000
Weighted average amortization period (in years)	5 years 3 months 18 days
Developed Technology and Software
Intangible assets subject to amortization:
Gross Carrying Value	24,311,000		24,311,000
Accumulated Amortization	(15,818,000)		(14,801,000)
Net Carrying Value	8,493,000		9,510,000
Weighted average amortization period (in years)	3 years 10 months 24 days
Trade names
Intangible assets subject to amortization:
Gross Carrying Value	9,121,000		9,121,000
Accumulated Amortization	(6,978,000)		(6,345,000)
Net Carrying Value	2,143,000		2,776,000
Weighted average amortization period (in years)	3 years 3 months 18 days
Other
Intangible assets subject to amortization:
Gross Carrying Value	1,800,000		1,800,000
Accumulated Amortization	(998,000)		(849,000)
Net Carrying Value	$ 802,000		$ 951,000
Weighted average amortization period (in years)	4 years 4 months 24 days

Other Accrued Liabilities Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Liabilities [Abstract]
Accrued taxes and surcharges	$ 32,352	$ 33,016
Accrued communications costs	32,486	39,174
Accrued interest	25,589	11,066
Amounts due to customers	17,451	15,913
Facility exit and restructuring liabilities	3,865	3,211
Other	31,771	27,192
Other accrued liabilities	$ 143,514	$ 129,572

Long-Term Debt and Capital Lease Obligations (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended			3 Months Ended
	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 08, 2010	Mar. 31, 2013 ITC DeltaCom senior secured notes due April 2016 M	Dec. 31, 2012 ITC DeltaCom senior secured notes due April 2016	Mar. 31, 2013 Senior Notes 8.875 percent due 2019	Mar. 31, 2012 Senior Notes 8.875 percent due 2019	May 16, 2011 Senior Notes 8.875 percent due 2019	Mar. 31, 2013 Senior secured revolving credit facility	Mar. 31, 2012 Senior secured revolving credit facility	May 16, 2011 Senior secured revolving credit facility	Mar. 31, 2013 Senior secured revolving credit facility Base rate	Mar. 31, 2013 Senior secured revolving credit facility LIBOR
Debt instrument:
Principal amount			$ 292,300,000	$ 325,000,000					$ 300,000,000
Interest rate (as a percent)		10.50%		10.50%			8.88%		8.88%				1.50%	2.50%
Unamortized premium				26,300,000	14,605,000	15,694,000
Redemption price as percentage of principal amount on consummation		0.00%
Outstanding principal amount of debt repurchased	200,000
Long-term Debt Redemption Price as Percentage of Principal Amount		0.00%			10.00%	10.00%
Principal Redeemed			32,500,000
Maximum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		105.25%
Minimum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		0.00%
Maximum percentage of the aggregate principal amount of notes redeemable before initial redemption date with net proceeds of certain equity offerings					35.00%		35.00%
Redemption price as percentage of principal amount with the net proceeds of equity offerings					110.50%
Number of consecutive monthly periods that the entity may redeem the notes before April 1, 2013 (in months)					12
Redemption price as percentage of principal amount of notes redeemable during any 12-month period before April 1, 2013		103.00%
Percentage of principal amount at which notes may be required to be repurchased in event of sales of certain assets					0.00%
Gains (Losses) on Extinguishment of Debt			800,000
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%		101.00%
Issue price as percentage of principal amount									96.56%
Gross proceeds from issuance of debt								289,700,000
Proceeds from issuance of long term debt, net of transaction fees								280,200,000
Transaction fees on debt issued								9,500,000			1,900,000
Redemption price as percentage of principal amount of notes redeemable from May 2015 to May 2016							104.44%
Redemption price as percentage of principal amount of notes redeemable from May 2016 to May 2017							102.22%
Redemption price as percentage of principal amount of notes redeemable after May 2017							0.00%
Redemption price as percentage of principal amount of notes redeemable before May 2015							0.00%
Redemption price as percentage of principal amount							108.88%
Maximum borrowing capacity												150,000,000
Commitment fee (as a percent)										0.38%
Letters of Credit Outstanding, Amount										$ 1,600,000

Long-Term Debt and Capital Lease Obligations (Details 2) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 08, 2010	Mar. 31, 2013 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member]	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	Dec. 31, 2012 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]	Mar. 31, 2013 Capital Lease Obligations [Member]	Dec. 31, 2012 Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount of notes redeemable during any 12-month period before April 1, 2013	103.00%
Long-term Debt	$ 615,065,000	$ 616,265,000		$ 292,300,000	$ 292,300,000	$ 300,000,000	$ 300,000,000		$ 16,723,000	$ 17,089,000
Debt Instrument, Unamortized Discount						(8,563,000)	(8,818,000)
Debt Instrument, Unamortized Premium			26,300,000	14,605,000	15,694,000
Long-term Debt and Capital Lease Obligations, Current	(1,399,000)	(1,375,000)
Long-term Debt and Capital Lease Obligations	613,666,000	614,890,000
Principal amount		$ 292,300,000	$ 325,000,000					$ 300,000,000

Stockholders' Equity (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share Repurchases
Repurchase of common stock, authorized amount	$ 750,000,000
Repurchase of common stock, remaining authorization	73,500,000
Dividends
Dividends declared per share (in dollars per share)	$ 0.05	$ 0.05
Payment of dividends	$ 199,000	$ 5,441,000

Stock-Based Compensation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation	$ 3,969,000	$ 2,672,000
Share-based compensation arrangements by share-based payment award
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.19
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.08	$ 7.51
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0
Granted (in dollars per share)	$ 0
Forfeited and expired (in dollars per share)	$ 0
Outstanding at the end of the period (in dollars per share)	$ 0
Vested and expected to vest at the end of the period (in dollars per share)	$ 0
Exercisable at the end of the period (in dollars per share)	$ 0
Aggregate Intrinsic Value
Aggregate intrinsic value of options exercised	0	13,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	3.29%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	31.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Stock Options
Stock option activity
Outstanding at the beginning of the period (in shares)	3,723
Granted (in shares)	2,301
Forfeited and expired (in shares)	(165)
Outstanding at the end of the period (in shares)	5,859
Vested and expected to vest at the end of the period (in shares)	5,667
Exercisable at the end of the period (in shares)	2,033
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period (in years)	7 years 9 months 4 days
Vested and expected to vest at the end of the period (in years)	7 years 8 months 12 days
Exercisable at the end of the period (in years)	4 years 5 months 19 days
Aggregate Intrinsic Value
Outstanding at the end of the period	0
Vested and expected to vest at the end of the period	0
Exercisable at the end of the period	0
Unrecognized compensation costs	5,600,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	3 years 4 months 2 days
Restricted Stock Units
Aggregate Intrinsic Value
Unrecognized compensation costs	$ 25,300,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	2 years 2 months 19 days

Stock-Based Compensation (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Range of exercise price per share from $6.08 to $6.08
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	2,302
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	9 years 10 months 24 days
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	0
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $6.31 to $6.98
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	104
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	104
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $7.02 to $7.32
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	324
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	4 years 2 months 16 days
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	324
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $7.51 to $7.51
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	1,975
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	553
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $7.64 to $8.96
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	196
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	94
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $9.01 to $9.24
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	247
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	247
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $9.48 to $9.89
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	292
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	292
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $10.36 to $11.82
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	419
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	419
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $6.08 to $11.82
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 0
Exercise price, high end of the range	$ 0
Stock Options Outstanding - Number Outstanding (in shares)	5,859
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0
Stock Options Exercisable - Number Exercisable (in shares)	2,033
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Employee Stock Option [Member] | Range of exercise price per share from $6.31 to $6.98
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	4 years 1 month 21 days
Employee Stock Option [Member] | Range of exercise price per share from $7.51 to $7.51
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	8 years 10 months 21 days
Employee Stock Option [Member] | Range of exercise price per share from $7.64 to $8.96
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	6 years 2 months 23 days
Employee Stock Option [Member] | Range of exercise price per share from $9.01 to $9.24
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	1 year 6 months 22 days
Employee Stock Option [Member] | Range of exercise price per share from $9.48 to $9.89
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 7 months 6 days
Employee Stock Option [Member] | Range of exercise price per share from $10.36 to $11.82
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 3 months 11 days
Employee Stock Option [Member] | Range of exercise price per share from $6.08 to $11.82
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	7 years 9 months 4 days

Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 6.08	$ 7.51
Restricted stock units, other information
Aggregate fair value of shares, vested		$ 3.8
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units
Nonvested, at the beginning of the period (in shares)	2,981
Granted (in shares)	2,148
Vested (in shares)	(547)
Forfeited (in shares)	(285)
Nonvested, at the end of the period (in shares)	4,297
Weighted Average Grant Date Fair Value
Nonvested, at the beginning of the period (in dollars per share)	$ 7.9
Vested (in dollars per share)	$ 8.23
Forfeited (in dollars per share)	$ 7.54
Nonvested, at the end of the period (in dollars per share)	$ 6.97
Restricted stock units, other information
Unrecognized compensation costs	$ 25.3
Weighted-average period for recognition of unrecognized compensation cost (in years)	2 years 2 months 19 days

Income Taxes (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010
Components of income tax provision
Current provision	$ (129,000)	$ (1,930,000)
Deferred (provision) benefit	32,248,000	(1,244,000)
Total income tax (provision) benefit	32,119,000	(3,174,000)
Effective income tax rate (as a percent)	12.00%
Income Tax Reconciliation, Other Adjustments	200,000
Expense of discrete items	(0.06%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Valuation allowance against deferred tax assets	38,600,000
Portion of valuation allowance that relates to net operating losses generated by the tax benefits of stock-based compensation.	31,600,000		400,000
Portion of the valuation allowance related to net operating losses in certain jurisdictions	$ 6,600,000

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0.7
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0.8
Unrecognized Tax Benefits Maximum Period For Reversal	12
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ 1

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair value disclosure
Marketable securities	$ 45,953	$ 46,851
Corporate debt securities
Fair value disclosure
Marketable securities	5,188	5,314
Government and agency securities
Fair value disclosure
Marketable securities	31,412	30,181
Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Carrying Value
Fair value disclosure
Cash equivalents	43,800	27,854
Total	89,753	74,705
Carrying Value | Corporate debt securities
Fair value disclosure
Marketable securities	31,412	5,314
Carrying Value | Government and agency securities
Fair value disclosure
Marketable securities	5,188	30,181
Carrying Value | Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Carrying Value | Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Carrying Value | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Fair Value
Fair value disclosure
Cash equivalents	43,800	27,854
Total	89,753	74,705
Fair Value | Corporate debt securities
Fair value disclosure
Marketable securities	31,412	5,314
Fair Value | Government and agency securities
Fair value disclosure
Marketable securities	5,188	30,181
Fair Value | Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Fair Value | Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Fair Value | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value disclosure
Cash equivalents	43,800	27,854
Total	43,800	27,854
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government and agency securities
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commercial paper
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Certificates of deposit
Fair value disclosure
Marketable securities		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	0	0
Significant Other Observable Inputs (Level 2)
Fair value disclosure
Cash equivalents	0	0
Total	45,953	46,851
Significant Other Observable Inputs (Level 2) | Corporate debt securities
Fair value disclosure
Marketable securities	31,412	5,314
Significant Other Observable Inputs (Level 2) | Government and agency securities
Fair value disclosure
Marketable securities	5,188	30,181
Significant Other Observable Inputs (Level 2) | Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Significant Other Observable Inputs (Level 2) | Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Significant Other Observable Inputs (Level 2) | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Significant Unobservable Inputs (Level 3)
Fair value disclosure
Cash equivalents	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) | Corporate debt securities
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Government and agency securities
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Commercial paper
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Certificates of deposit
Fair value disclosure
Marketable securities		0
Significant Unobservable Inputs (Level 3) | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	$ 0	$ 0

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ 615,065	$ 616,265
Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	292,300	292,300
Senior Notes 8875 Percent Due 2019 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	300,000	300,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	611,415	621,915
Estimate of Fair Value, Fair Value Disclosure [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	306,915	306,915
Estimate of Fair Value, Fair Value Disclosure [Member] | Senior Notes 8875 Percent Due 2019 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	304,500	315,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	598,342	599,176
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	306,905	307,994
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Senior Notes 8875 Percent Due 2019 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ 291,437	$ 291,182

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting [Abstract]
Number of reportable segments	2
Segment Reporting Information
Revenues	$ 320,016	$ 344,376
Cost of revenues (exclusive of depreciation and amortization)	154,424	159,337
Gross margin	165,592	185,039
Direct segment operating expenses	98,485	102,423
Segment operating income	67,107	82,616
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Restructuring, acquisition and integration-related costs	11,401	3,521
Corporate operating expenses	9,584	7,646
Income (loss) from operations	(253,978)	26,195
Business Services Segment
Segment Reporting Information
Revenues	247,791	260,264
Cost of revenues (exclusive of depreciation and amortization)	129,477	131,818
Gross margin	118,314	128,446
Direct segment operating expenses	86,003	86,024
Segment operating income	32,311	42,422
Impairment of goodwill	(256,700)
Consumer Services Segment
Segment Reporting Information
Revenues	72,225	84,112
Cost of revenues (exclusive of depreciation and amortization)	24,947	27,519
Gross margin	47,278	56,593
Direct segment operating expenses	12,482	16,399
Segment operating income	34,796	40,194
Impairment of goodwill	$ 0

Segment Information Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenue, Net	$ 320,016	$ 344,376
Business Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	247,791	260,264
Consumer Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	72,225	84,112
Retail Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	201,081	214,935
Wholesale Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	38,858	36,942
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	7,852	8,387
Access and Service [Member]
Segment Reporting Information [Line Items]
Revenue, Net	60,740	71,767
Value Added Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	$ 11,485	$ 12,345

Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Loss Contingency, Unrecorded	$ 5.3

Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 146,148	$ 157,621	$ 222,003	$ 211,783	$ 211,783
Marketable securities	41,845	42,073
Restricted cash	1,013	1,013
Accounts receivable, net	109,953	112,765
Prepaid expenses	19,023	17,171
Deferred income taxes, net	9,902	15,954
Due from affiliates	0	0
Other current assets	24,042	20,303
Total current assets	351,926	366,900
Long-term marketable securities	4,108	4,778
Property and equipment, net	430,928	418,966
Long-term deferred income taxes, net	232,873	195,012
Goodwill	122,715	379,415
Other intangible assets, net	199,446	214,685
Investment in subsidiaries	0	0
Other long-term assets	19,757	19,654
Total assets	1,361,753	1,599,410
Current liabilities:
Accounts payable	17,271	18,792
Accrued payroll and related expenses	22,792	31,003
Other accrued liabilities	143,514	129,572
Deferred revenue	51,287	51,690
Due to affiliates	0	0
Current portion of long-term debt and capital lease obligations	1,399	1,375
Total current liabilities	236,263	232,432
Long-term debt and capital lease obligations	613,666	614,890
Other long-term liabilities	32,455	33,284
Total liabilities	882,384	880,606
Stockholders' equity:
Common stock	1,972	1,969
Additional paid-in capital	2,054,950	2,057,974
Accumulated deficit	(842,563)	(606,148)
Treasury stock, at cost	(735,003)	(735,003)
Accumulated other comprehensive income	(13)	(12)
Total stockholders' equity	479,369	718,804
Total liabilities and stockholders' equity	1,361,753	1,599,410
Parent
Current assets:
Cash and cash equivalents	104,481	70,312	136,214		148,363
Marketable securities	41,845	42,073
Restricted cash	0	0
Accounts receivable, net	9,014	9,490
Prepaid expenses	5,577	6,352
Deferred income taxes, net	(445)	1,234
Due from affiliates	93,582	90,778
Other current assets	4,389	7,862
Total current assets	258,443	228,101
Long-term marketable securities	4,108	4,778
Property and equipment, net	25,753	24,427
Long-term deferred income taxes, net	(9,347)	12,421
Goodwill	88,920	88,920
Other intangible assets, net	0	0
Investment in subsidiaries	633,376	655,951
Other long-term assets	8,633	8,842
Total assets	1,009,886	1,023,440
Current liabilities:
Accounts payable	3,043	2,654
Accrued payroll and related expenses	3,761	9,493
Other accrued liabilities	36,522	23,064
Deferred revenue	13,502	13,883
Due to affiliates	0	0
Current portion of long-term debt and capital lease obligations	87	93
Total current liabilities	56,915	49,187
Long-term debt and capital lease obligations	291,766	291,534
Other long-term liabilities	3,218	3,139
Total liabilities	351,899	343,860
Stockholders' equity:
Common stock	1,972	1,969
Additional paid-in capital	2,054,950	2,057,974
Accumulated deficit	(663,945)	(645,372)
Treasury stock, at cost	(735,003)	(735,003)
Accumulated other comprehensive income	(13)	(12)
Total stockholders' equity	657,987	679,580
Total liabilities and stockholders' equity	1,009,886	1,023,440
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	41,667	87,309	85,789		63,420
Marketable securities	0	0
Restricted cash	1,013	1,013
Accounts receivable, net	100,939	103,275
Prepaid expenses	13,446	10,819
Deferred income taxes, net	4,412	5,932
Due from affiliates	6,821	30,429
Other current assets	20,176	12,441
Total current assets	188,474	251,218
Long-term marketable securities	0	0
Property and equipment, net	405,175	394,539
Long-term deferred income taxes, net	89,900	71,656
Goodwill	290,495	290,495
Other intangible assets, net	199,446	214,685
Investment in subsidiaries	0	0
Other long-term assets	10,601	10,812
Total assets	1,184,091	1,233,405
Current liabilities:
Accounts payable	14,228	16,138
Accrued payroll and related expenses	19,031	21,510
Other accrued liabilities	106,992	106,508
Deferred revenue	37,785	37,807
Due to affiliates	100,403	121,207
Current portion of long-term debt and capital lease obligations	1,312	1,282
Total current liabilities	279,751	304,452
Long-term debt and capital lease obligations	321,900	323,356
Other long-term liabilities	29,237	30,145
Total liabilities	630,888	657,953
Stockholders' equity:
Common stock	0	0
Additional paid-in capital	891,033	888,677
Accumulated deficit	(337,830)	(313,225)
Treasury stock, at cost	0	0
Accumulated other comprehensive income	0	0
Total stockholders' equity	553,203	575,452
Total liabilities and stockholders' equity	1,184,091	1,233,405
Consolidations and Eliminations
Current assets:
Cash and cash equivalents	0	0	0		0
Marketable securities	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Prepaid expenses	0	0
Deferred income taxes, net	5,935	8,788
Due from affiliates	(100,403)	(121,207)
Other current assets	(523)	0
Total current assets	(94,991)	(112,419)
Long-term marketable securities	0	0
Property and equipment, net	0	0
Long-term deferred income taxes, net	152,320	110,935
Goodwill	(256,700)	0
Other intangible assets, net	0	0
Investment in subsidiaries	(633,376)	(655,951)
Other long-term assets	523	0
Total assets	(832,224)	(657,435)
Current liabilities:
Accounts payable	0	0
Accrued payroll and related expenses	0	0
Other accrued liabilities	0	0
Deferred revenue	0	0
Due to affiliates	(100,403)	(121,207)
Current portion of long-term debt and capital lease obligations	0	0
Total current liabilities	(100,403)	(121,207)
Long-term debt and capital lease obligations	0	0
Other long-term liabilities	0	0
Total liabilities	(100,403)	(121,207)
Stockholders' equity:
Common stock	0	0
Additional paid-in capital	(891,033)	(888,677)
Accumulated deficit	159,212	352,449
Treasury stock, at cost	0	0
Accumulated other comprehensive income	0	0
Total stockholders' equity	(731,821)	(536,228)
Total liabilities and stockholders' equity	$ (832,224)	$ (657,435)

Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Financial Information
Revenues	$ 320,016	$ 344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	154,424	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	108,069	110,069
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Restructuring, acquisition and integration-related costs	11,401	3,521
Total operating costs and expenses	573,994	318,181
Income (loss) from operations	(253,978)	26,195
Interest expense and other, net	(14,556)	(15,758)
Equity in losses of subsidiaries	0	0
Income (loss) before income taxes	(268,534)	10,437
Income tax (provision) benefit	32,119	(3,174)
Net income (loss)	(236,415)	7,263
Comprehensive income (loss)	(236,414)	7,277
Parent
Condensed Consolidating Financial Information
Revenues	77,102	89,893
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	29,014
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	24,042
Depreciation and amortization	1,620	1,925
Impairment of goodwill	0
Restructuring, acquisition and integration-related costs	3,552	1,786
Total operating costs and expenses	53,453	56,767
Income (loss) from operations	23,649	33,126
Interest expense and other, net	(6,729)	(6,474)
Equity in losses of subsidiaries	(24,605)	(11,191)
Income (loss) before income taxes	(7,685)	15,461
Income tax (provision) benefit	(10,888)	(9,414)
Net income (loss)	(18,573)	6,047
Comprehensive income (loss)	(18,572)	6,061
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Revenues	245,146	256,303
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	130,440	132,143
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	86,004	86,027
Depreciation and amortization	41,780	43,329
Impairment of goodwill	0
Restructuring, acquisition and integration-related costs	7,849	1,735
Total operating costs and expenses	266,073	263,234
Income (loss) from operations	(20,927)	(6,931)
Interest expense and other, net	(7,827)	(9,284)
Equity in losses of subsidiaries	0	0
Income (loss) before income taxes	(28,754)	(16,215)
Income tax (provision) benefit	4,149	5,024
Net income (loss)	(24,605)	(11,191)
Comprehensive income (loss)	(24,605)	(11,191)
Consolidations and Eliminations
Condensed Consolidating Financial Information
Revenues	(2,232)	(1,820)
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	(2,232)	(1,820)
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	0	0
Depreciation and amortization	0	0
Impairment of goodwill	256,700
Restructuring, acquisition and integration-related costs	0	0
Total operating costs and expenses	254,468	(1,820)
Income (loss) from operations	(256,700)	0
Interest expense and other, net	0	0
Equity in losses of subsidiaries	24,605	11,191
Income (loss) before income taxes	(232,095)	11,191
Income tax (provision) benefit	38,858	1,216
Net income (loss)	(193,237)	12,407
Comprehensive income (loss)	$ (193,237)	$ 12,407

Condensed Consolidating Financial Information (Details 4) (USD $)	3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 08, 2010	Mar. 31, 2013 Parent	Mar. 31, 2012 Parent	Dec. 31, 2010 Parent	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Mar. 31, 2013 Consolidations and Eliminations	Mar. 31, 2012 Consolidations and Eliminations	Dec. 31, 2010 Consolidations and Eliminations	May 29, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]
Condensed Consolidating Financial Information
Principal amount			$ 292,300,000		$ 325,000,000										$ 300,000,000			$ 300,000,000
Interest rate (as a percent)	10.50%				10.50%											7.38%	8.88%	8.88%
Net cash provided by operating activities	31,844,000	66,211,000				35,541,000	24,748,000		(3,697,000)	41,463,000		0	0
Cash flows from investing activities:
Purchases of property and equipment	(42,454,000)	(31,775,000)				(2,043,000)	(4,316,000)		(40,411,000)	(27,459,000)		0	0
Purchases of marketable securities	(15,792,000)	(19,187,000)				(15,792,000)	19,187,000		0	0		0	0
Sales and maturities of investments in marketable securities	16,690,000	0				16,690,000			0			0
Purchase of customer relationships	(1,195,000)	0				0			1,195,000			0
Change in restricted cash	0	718,000					0			718,000			0
Other	0	32,000					16,000			16,000			0
Net cash used in investing activities	(42,751,000)	(50,212,000)				(1,145,000)	(23,487,000)		(41,606,000)	(26,725,000)		0	0
Cash flows from financing activities:
Principal payments under capital lease obligations	(381,000)	(415,000)				(28,000)	(9,000)		(353,000)	(406,000)		0	0
Payment of dividends	(199,000)	(5,441,000)				(199,000)	(5,441,000)		0	0		0	0
Proceeds from exercises of stock options	0	46,000					46,000			0			0
Change in due to/from affiliates, net		0					(8,006,000)			(8,006,000)			0
Other	(14,000)	(31,000)				0	0		(14,000)	(31,000)		0	0
Net cash used in financing activities	(566,000)	(5,779,000)				(227,000)	(13,410,000)		(339,000)	7,631,000		0	0
Net increase (decrease) in cash and cash equivalents	(11,473,000)	10,220,000				34,169,000	(12,149,000)		(45,642,000)	22,369,000		0	0
Cash and cash equivalents, beginning of period	157,621,000	211,783,000		211,783,000		70,312,000		148,363,000	87,309,000		63,420,000	0		0
Cash and cash equivalents, end of period	$ 146,148,000	$ 222,003,000		$ 211,783,000		$ 104,481,000	$ 136,214,000	$ 148,363,000	$ 41,667,000	$ 85,789,000	$ 63,420,000	$ 0	$ 0	$ 0